Interest Rate Derivative Instruments (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Feb. 08, 2012	Feb. 08, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2012
Derivative [Line Items]
Unrealized gains or losses on cash flow hedge derivative effective portion			$ 0	$ 200,000
Interest expense related to payments on interest rate swaps	5,410,000	2,049,000	9,683,000
Interest Rate Cap [Member]
Derivative [Line Items]
Derivative inception date					Feb. 08, 2012
Derivative instruments, notional amount					150,000,000
Capped LIBOR rate					2.05%
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative inception date						Feb. 08, 2013
Derivative maturity date								Sep. 28, 2014
Derivative instruments, notional amount						150,000,000
Interest expense related to payments on interest rate swaps	200,000		100,000	400,000			500,000	500,000	500,000	4,800,000
Interest Rate Swap [Member] | Fair Value Measurements, Level 2 [Member]
Derivative [Line Items]
Interest rate swap liability recorded at fair value	0	500,000	0					500,000	800,000
Cash Flow Hedging [Member]
Derivative [Line Items]
Unrealized gains or losses on cash flow hedge derivative effective portion								300,000	800,000
Cash Flow Hedging [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Derivative instruments, notional amount		50,000,000						50,000,000
Cash Flow Hedging [Member] | Interest Rate Cap [Member] | LIBOR [Member]
Derivative [Line Items]
Capped LIBOR rate		3.00%						3.00%
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative inception date			Feb. 08, 2012
Derivative maturity date			Sep. 28, 2014
Derivative instruments, notional amount					$ 150,000,000						$ 150,000,000